Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net (loss)	$ (6,308)	$ (3,835)
Adjustments required to reflect net cash used in operating activities:
Depreciation	239	114
Non-cash operating lease expenses	107	66
Share-based compensation	842	320
Income on marketable securities	(1,583)
Changes in operating asset and liability items:
(Increase) decrease in prepaid expenses and other receivables	(195)	1,444
Increase in accounts payable trade	101	129
Increase (decrease) in accrued expenses and other liabilities	153	(1,071)
Operating lease liabilities	(106)	(62)
Net cash (used in) provided by operating activities	(6,750)	(2,895)
Cash flows from investing activities
Purchase of property and equipment	(472)	(166)
Release (investment) in short-term bank deposits	19,563	(12,000)
Purchases of marketable securities	(85,695)
Proceeds from sales of marketable securities	19,217
Net cash (used in) investing activities	(47,387)	(12,166)
Cash flows from financing activities
Proceeds from issuance of shares and warrants net of $4,455 and $2,294 issuance expenses, respectively	53,174	22,456
Proceeds from exercise of warrants	7,702
Proceeds from exercise of options	42	97
Net cash provided by financing activities	60,918	22,553
Increase in cash and cash equivalents	6,781	7,492
Cash and cash equivalents - beginning of period	7,012	5,524
Exchange rate differences on cash and cash equivalents	(210)	(124)
Cash and cash equivalents - end of period	13,583	12,892
Non-cash transactions:
Warrants issued in settlement of issuance costs to a placement agent	2,095	563
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 62	$ 72